CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 03, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 0		$ 0
Current Liabilities
PIPE subscription derivative liability	137,942,000
TOTAL LIABILITIES	138,062,603		659
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Additional paid-in capital	10		10
Accumulated deficit	(138,062,603)		(659)
Total Stockholder's Deficit	(138,062,603)	$ (37,928)	(659)	$ 0
HZO, Inc. and Subsidiaries
Current assets
Cash	2,435,870		4,572,687			$ 478,626
Accounts receivable, net of allowance for credit losses of $0 and $5,447, respectively	1,405,336		802,626			836,382
Inventories, net	924,321		931,317			602,729
Prepaid expenses and other current assets	567,582		495,414			422,669
Total current assets	5,333,109		6,802,044			2,340,406
Property and equipment, net	2,749,051		3,827,230			6,640,655
Operating right-of-use asset, net	2,335,019		2,675,083			3,390,744
Non-marketable equity securities	15,000,000
Other assets	423,676		423,676			423,676
Intangible assets, net	969,693		1,177,485			1,593,067
Goodwill	8,079,456		8,079,456			8,079,456	$ 18,293,572
TOTAL ASSETS	34,890,004		22,984,974			22,468,004
Current Liabilities
Accounts payable	1,035,475		781,939			980,154
Accrued expenses and other current liabilities	1,527,468		704,547			1,516,387
Deferred revenue	397,800		21,728			128,704	108,058
Current portion of operating lease liabilities	989,854		982,996			1,015,052
Current portion of notes payable	22,590		21,923			16,349
PIPE subscription derivative liability	50,881,000		3,396,000			1,052,000
Convertible promissory notes, net of discount	15,255,360		2,057,348			2,911,018
Warrant liability	2,066,673		51,673			57,984
Total current liabilities	72,176,220		8,018,154			7,619,664
Other liabilities	141,128		94,855			131,009
Long-term operating lease liabilities, net of current portion	1,555,040		1,931,610			2,635,658
Long-term notes payable, net of current portion	2,015,830		27,294			39,215
TOTAL LIABILITIES	75,888,218		10,071,913			10,537,326
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Convertible preferred stock, $0.001 par value, 49,086,791,753 shares authorized; 28,014,564,020 shares issued and outstanding at June 30, 2026 and December 31, 2025	28,014,564		28,014,564			4,119,991
Common stock, $0.001 par value, 33,588,600,000 shares authorized; 44,824,953 shares issued and outstanding at June 30, 2026 and December 31, 2025	44,825		44,825			56,439
Additional paid-in capital	291,374,364		291,373,418			297,328,788
Accumulated deficit	(361,110,986)		(307,930,194)			(292,301,988)
Other comprehensive income	679,019		1,410,448			2,727,448
Total Stockholder's Deficit	(40,998,214)		12,913,061		$ 19,686,088	11,930,678	$ 33,298,337
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 34,890,004		$ 22,984,974			$ 22,468,004